Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$83,854,799.53	0.5000584	$68,811,336.07	0.4103485	$15,043,463.46
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$185,324,799.53	0.1232901	$170,281,336.07	0.1132822	$15,043,463.46

Weighted Avg. Coupon (WAC)	3.61%		3.63%
Weighted Avg. Remaining Maturity (WARM)	21.19		20.33
Pool Receivables Balance	$210,941,813.18		$195,611,267.98
Remaining Number of Receivables	31,266		30,308

Adjusted Pool Balance	$208,042,775.52		$192,999,312.06

III. COLLECTIONS

Principal:
Principal Collections	$15,025,373.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$244,497.94
Total Principal Collections	$15,269,870.98

Interest:
Interest Collections	$625,337.89
Late Fees & Other Charges	$50,880.10
Interest on Repurchase Principal	$-
Total Interest Collections	$676,217.99

Collection Account Interest	$2,286.50
Reserve Account Interest	$589.52
Servicer Advances	$-

Total Collections	$15,948,964.99

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$15,948,964.99
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,948,964.99

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$175,784.84	$-	$175,784.84	$175,784.84
Collection Account Interest					$2,286.50
Late Fees & Other Charges					$50,880.10
Total due to Servicer					$228,951.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$70,577.79		$70,577.79

Total Class A interest:		$70,577.79		$70,577.79	$70,577.79

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$15,489,375.59

9. Regular Principal Distribution Amount:					$15,043,463.46

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$15,043,463.46
Class A Notes Total:	$15,043,463.46	$15,043,463.46
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$15,043,463.46	$15,043,463.46

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			445,912.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,899,037.66
Beginning Period Amount	$2,899,037.66
Current Period Amortization	$287,081.74
Ending Period Required Amount	$2,611,955.92
Ending Period Amount	$2,611,955.92
Next Distribution Date Required Amount	$2,342,248.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	10.92%	11.77%	11.77%

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.82%	29,647	96.79%	$189,328,593.33
30 - 60 Days	1.76%	532	2.58%	$5,050,948.85
61 - 90 Days	0.36%	109	0.53%	$1,045,738.42
91-120 Days	0.06%	19	0.09%	$178,137.05
121 + Days	0.00%	1	0.00%	$7,850.33
Total		30,308		$195,611,267.98

Delinquent Receivables 30+ Days Past Due
Current Period	2.18%	661	3.21%	$6,282,674.65
1st Preceding Collection Period	1.99%	623	2.93%	$6,172,227.96
2nd Preceding Collection Period	2.03%	652	2.85%	$6,471,121.16
3rd Preceding Collection Period	1.99%	657	2.80%	$6,822,411.47
Four-Month Average	2.05%		2.95%

Repossession in Current Period		27		$232,047.05
Repossession Inventory		57		$153,782.35

Current Charge-Offs
Gross Principal of Charge-Offs				$305,172.16
Recoveries				$(244,497.94)
Net Loss				$60,674.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.35%

Average Pool Balance for Current Period				$203,276,540.58

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.36%
1st Preceding Collection Period				0.75%
2nd Preceding Collection Period				0.07%
3rd Preceding Collection Period				0.33%
Four-Month Average				0.38%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	32	2,390	$36,122,982.63
Recoveries	33	2,206	$(21,995,606.81)
Net Loss			$14,127,375.82
Cumulative Net Loss as a % of Initial Pool Balance			0.91%

Net Loss for Receivables that have experienced a Net Loss *	27	2,025	$14,236,526.23
Average Net Loss for Receivables that have experienced a Net Loss			$7,030.38

Principal Balance of Extensions			$1,047,281.74
Number of Extensions			105

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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